Income Tax Provision Differed from Amounts Computed at Statutory Federal Income Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Income tax provision at statutory rate				$ (253)	$ 298	$ 87
State income taxes, net of federal income tax				(15)	(19)	24
Nondeductible acquisition costs					(17)	45
Foreign income taxes				7
Nondeductible employee meals				12	12	8
Nondeductible interest expense				19	13	12
Change in tax law-Medicare Part D Subsidy						119
Nondeductible compensation				5	9	13
Goodwill credit						(22)
Valuation allowance				234	(294)	(290)
Other, net				(10)	3	4
Income tax benefit	(9)	(2)	(2)	(1)	5
United Airlines, Inc.
Income Taxes [Line Items]
Income tax provision at statutory rate				(230)	299	100
State income taxes, net of federal income tax				(7)	(17)	25
Nondeductible acquisition costs					(17)	45
Foreign income taxes				7
Nondeductible employee meals				12	12	8
Nondeductible interest expense				19	13	12
Change in tax law-Medicare Part D Subsidy						119
Derivative market adjustment				(15)	10
Nondeductible compensation				5	10	13
Goodwill credit						(22)
Valuation allowance				223	(315)	(313)
Tax benefit resulting from intraperiod tax allocation						(6)
Other, net				(10)	3	3
Income tax benefit				$ 4	$ (2)	$ (16)